Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

				2022
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2022	2021	2020
Euro	12,940	13,857	13,570	12,940	3.40%
US dollar	8,438	8,236	5,991	9,009	4.91%
Pound sterling	1,358	1,535	565	1,204	4.18%
Brazilian real	1,127	879	—	6,367	14.77%
Other currencies	2,063	1,689	1,754
Balance at end of year	25,926	26,196	21,880

Schedule of changes in subordinated liabilities
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	26,196	21,880	21,062
IssuancesA	119	5,340	4,075
Of which:
Banco Santander - Chile	113	—	353
Banco Santander, S.A.	—	4,469	3,722
Banco Santander (Brasil) S.A.	—	871	—
Redemptions and repurchasesA	(1,040)	(1,500)	(2,838)
Of which:
Banco Santander, S.A.	(889)	(1,500)	(1,671)
Santander UK plc	(98)	—	(740)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(52)	—	—
Santander UK Group Holdings plc	—	—	(316)
Santander Bank, National Association	—	—	(111)
Exchange differences and other movements	651	476	(419)
Balance at end of year	25,926	26,196	21,880
A.The balance relating to issuances, redemptions and repurchases (EUR 921 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,251 million), is included in the cash flow from financing activities.